Disposal of businesses and deconsolidation of subsidiary	12 Months Ended
Dec. 31, 2013
Disposal Group, Including Discontinued Operation, Balance Sheet Disclosures [Abstract]
Deconsolidation of subsidiary
Disposal of businesses and deconsolidation of subsidiary

Disposals in 2013

Sale of Tender rig business

On April 30, 2013 we completed the sale of the entities which owned and operated the following tender rigs: T-4, T-7, T-11, T-12, West Alliance, West Berani, West Jaya, West Menang, West Pelaut, West Setia, and the newbuilds T-17, T-18, and West Esperanza. In addition our 49% ownership in Varia Perdana and Tioman Drilling was sold as part of this transaction, which included the following rigs: T-3, T-6, T-9, T-10, and the Teknik Berkat. This is collectively referred to as the “tender rig businesses”.

The agreed upon price was for an enterprise value of $2.9 billion. The enterprise value price is comprised of $1.2 billion in cash, $416 million in new shares in SapuraKencana (at MYR3.18per share), $760 million related to all the debt in the tender rigs business, future estimated non recognized capital commitments of $320 million and deferred consideration of $187 million. The deferred consideration consists of non-contingent consideration of $145 million payable in three years and contingent consideration of $42 million depending on certain specified future performance conditions. Fair value of consideration received of $2.6 billion is the estimated enterprise value reduced by the future non recognized estimated capital commitments, an EBITDA contribution of approximately $75 million and an adjustment for working capital balances and other miscellaneous items and deferred consideration. The fair values recognized for the deferred consideration are $135 million and $nil for the non-contingent and contingent consideration respectively. The total recognized gain on this transaction was $1.3 billion, which has been presented in our consolidated statement of operations, under “Gain on sale of tender rig business”. The gain is calculated as follows:

(In US$ millions)	December 31, 2013
Fair value of consideration received	2,600
Carry value of assets and liabilities	1,324
Other related costs to sale	20
Total gain on sale	1,256

In conjunction with the sale agreement, the Company entered into an arrangement to continue to manage and supervise at the Company's risk, the construction of three tender rig newbuilds; T-17, T-18, and West Esperanza. Under this arrangement the Company will incur and be reimbursed for all associated costs in accordance within an agreed upon budget to complete the construction of these rigs, except for the yard installment payments, which are paid by SapuraKencana. These rigs will be delivered in 2013 and 2014. The Company will also provide operational management, administration and support services for the three tender rigs: West Jaya, West Setia, and West Esperanza which are located outside of Asia until the client contract expiry date. The Company will be reimbursed for all costs and expenses incurred and earn an agreed upon margin for these rig management services. Additionally, the Company will provide transition and separation services for certain administrative and IT functions for the tender rig business for a period of one year following the sale in which costs and expenses are reimbursed in addition to earning an agreed upon margin. While we have retained the ownership of the tender rigs T-15 and T-16, also as part of the sale agreement, SapuraKencana have been responsible for the operational management, administration and support services for the tender rig T-15 and T-16 effective from November 1, 2013 subject to similar terms for the rigs we will continue to manage as noted above.

After this transaction, the Company has ownership of 720,329,691 shares in SapuraKencana, a holding of 12.02%, representing a gross value of $1,078 million based on the closing share price of RM4.90 on December 31, 2013. This is currently held as a marketable security on the consolidated balance sheet, see Note 14 to the consolidated financial statements included herein. Additionally as a result of the sale transaction, the Company obtained board representation for SapuraKencana.

We have determined that we have significant continuing involvement in the ongoing tender rig business with SapuraKencana and therefore, we have concluded that the results of the tender rig business sold should not be presented as a discontinued operation in our consolidated statement of operations.

Disposals in 2012

There were no disposals of businesses in the year ended December 31, 2012.

Disposals in 2011

Deconsolidation of Seawell/Archer

Prior to February 23, 2011, Seawell Ltd was a consolidated subsidiary of the Company. On February 23, 2011, the stockholders in Allis-Chalmers Inc approved a merger agreement and a plan of merger, involving Allis-Chalmers, Seawell and Wellco Sub Company, pursuant to which Allis-Chalmers became a subsidiary of Seawell. At the same time Seawell was renamed Archer.

As of February 23, 2011, we held 117,798,650 shares in Archer. Based on closing share price of NOK34.00 on February 23, 2011, this ownership had a gross value of $711 million. As a consequence of the merger, our ownership interest in Archer was reduced from 52.3% to 36.4%, and as such we no longer had control of Archer and therefore the results and financial position of Archer was deconsolidated as a subsidiary as of February 23, 2011.

A change in control is considered a re-measurement event; therefore, upon losing control of Archer, we re-measured at fair value our retained equity interest in Archer. The effect of this event is show below:

(In US$ millions)	December 31, 2011
Fair value of the consideration received	—
Fair value of the retained non-controlling investment	711
The carrying amount of non-controlling interest in Archer	330
The carrying amount of Archer's assets and liabilities	(564)
Accumulated translation adjustments recycled from OCI into profit & loss	70
Accumulated actuarial loss recycled from OCI into profit & loss	(7)
Total gain	540

Subsequent to the deconsolidation of Archer, the Company purchased additional shares in Archer, increasing our overall ownership. See Notes 8 and 17 to the consolidated financial statements included herein for further information on our investment in Archer.